SIGNIFICANT TRANSACTIONS - Schedule of Detailed Information About Business Combination (Details) - USD ($) $ in Millions	May 26, 2026	Feb. 26, 2026	Feb. 10, 2026	Feb. 09, 2026	Apr. 02, 2025	Mar. 19, 2025
Tabletki Group
Current liabilities
Purchase consideration			$ 161
Tabletki Group | JSC Kyivstar
Non-current assets
Intangible assets			79
Current assets
Cash and cash equivalents			2
Other current assets			1
Current liabilities
Fair value of identifiable net assets			82
Goodwill resulting from acquisition			79
Purchase consideration			$ 161
LLC ISP Shtorm
Current liabilities
Purchase consideration		$ 10		$ 10
LLC ISP Shtorm | JSC Kyivstar
Non-current assets
Property and equipment		2
Intangible assets		3
Non-current liabilities
Deferred tax liability		(1)
Current liabilities
Fair value of identifiable net assets		4
Goodwill resulting from acquisition		6
Purchase consideration		$ 10
Six solar power plants | JSC Kyivstar
Non-current assets
Property and equipment	$ 49
Intangible assets	11
Deferred tax asset	3
Current assets
Cash and cash equivalents	2
Trade and other receivables	6
Non-current liabilities
Deferred tax liability	(8)
Other non-current liabilities	(1)
Current liabilities
Current liabilities	(11)
Fair value of identifiable net assets	51
Goodwill resulting from acquisition	19
Purchase consideration	70
Six solar power plants | JSC Kyivstar | Interest-free loan payable
Current liabilities
Current liabilities	$ (11)
Uklon
Current liabilities
Purchase consideration						$ 158
Uklon | JSC Kyivstar
Non-current assets
Intangible assets					$ 58
Current assets
Cash and cash equivalents					12
Trade and other receivables					2
Non-current liabilities
Deferred tax liability					(7)
Current liabilities
Trade and employee related payables					(6)
Other current liabilities					(10)
Fair value of identifiable net assets					49
Goodwill resulting from acquisition					109
Purchase consideration					$ 158	$ 158